Common Shares (Tables)	12 Months Ended
Dec. 31, 2022
Common Shares [Abstract]
Common Shares [text block table]	Number of shares Issued andfully paid Treasury shares Outstanding Common shares, January 1, 2021 2,066,773,131 (1,346,166) 2,065,426,965 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Shares purchased for treasury 0 (35,979,884) (35,979,884) Shares sold or distributed from treasury 0 36,647,102 36,647,102 Common shares, December 31, 2021 2,066,773,131 (678,948) 2,066,094,183 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Shares purchased for treasury 0 (55,830,172) (55,830,172) Shares sold or distributed from treasury 0 27,577,502 27,577,502 Common shares, December 31, 2022 2,066,773,131 (28,931,618) 2,037,841,513
Dividends [text block table]	2022(proposed) 2021 2020 Cash dividends declared (in € ) 611,352,454 413,000,000 0 Cash dividends declared per common share (in €) 0.30 0.20 0.00